Document and Entity Information	Sep. 28, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 28, 2026
Entity File Number	814-01603
Entity Registrant Name	Kennedy Lewis Capital Company
Entity Central Index Key	0001911321
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	88-6117755
Entity Address, Address Line One	225 Liberty St.
Entity Address, Address Line Two	Suite 4210
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10281
City Area Code	212
Local Phone Number	782-3842
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false